Crewing costs - Summary of crew expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Short-term crew benefits (i.e. wages, victualing, insurance)	$ 81,510	$ 85,799
Other crew related costs	12,775	11,740
Total crewing cost	$ 94,285	$ 97,539